Cash and Cash Equivalents and Pledged Deposits - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash and Cash Equivalents and Pledged Deposits [Line Items]
Cash and bank balances	$ 506,073,000	$ 159,179,000
Denominated in RMB
Disclosure of Cash and Cash Equivalents and Pledged Deposits [Line Items]
Cash and bank balances	$ 4,335,000	$ 13,180,000